UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

Anchor Multi-Strategy Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2008
	Shares	Market Value
OPEN-END FUNDS - 34.55%
Asset Allocation - 11.48%
Rydex Russell 2000 2x Strategy Fund	25,536	$ 259,190

Contrarian- 7.14%
Rydex Inverse S&P 500 2x Strategy Fund	3,260	161,259

Corporate/High Yield- 15.93%
Direxion Dynamic High Yield Bond Fund	23,223	359,499

TOTAL OPEN-END FUNDS (Cost $753,965)		779,948

SHORT TERM INVESTMENTS-65.70%
Direxion U.S. Government Money Market Fund-Retail Class ,0.38%+	541,972	541,972
Milestone Treasury Obligations Portfolio-Insitutional Class , 0.64%+	466,753	466,753
ProFunds Money Market Fund, Investor Class, 1.69%+	306,917	306,917
Rydex U.S. Government Money Market Fund -Investor Class	167,388	167,388
TOTAL SHORT TERM INVESTMENTS (Cost-$1,483,030)		1,483,030

TOTAL INVESTMENTS (Cost $2,236,995) - 100.25%	1,535,049	2,262,978
Liabilities in excess of Other assets - (0.25)%		(5,639)
NET ASSETS - 100.00%		$ 2,257,339

+ Variable rate security. Rate shown is the rate in effect on October 31, 2008

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 36,006
Unrealized depreciation		(10,023)
Net unrealized appreciation		$ 25,983
Anchor Multi-Strategy Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) ( Continued)
October 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepaymemt spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets
	carried at fair value:

Valuation Inputs	Investment Securties($)	Other Financial Instrument($)
Level 1 - Quoted Prices	779,948	0
Level 2 - Other Significant Observable Prices	1,483,030	0
Level 3 - Significant Unobservable Inputs	0	0
Total	2,262,978	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/29/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/29/08